                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30 2000

Check here if Amendment [ ]; Amendment Number:___________

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
Address:   1800 AVENUE OF THE STARS
           SECOND FLOOR
           LOS ANGELES, CA 90067

Form 13F File Number: 28-5066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard A. Kayne
Title:     President of the General Partner
Phone:     (310) 556-2721

Signature, Place, and Date of Signing:

Richard A. Kayne             Los Angeles, California           13 November 2000

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $ 102,326
                                         (thousands)

List of Other Included Managers:

NONE

                      KAYNE ANDERSON CAPITAL ADVISORS, L.P.
                           FORM 13F INFORMATION TABLE

          COLUMN 1                    COLUMN 2         COLUMN 3       COLUMN 4               COLUMN 5
-------------------------------------------------------------------------------------------------------------
                                        TITLE                          VALUE        SHARES or            PUT/
       NAME OF ISSUER                 OF CLASS          CUSIP         (X 1000)       PRN AMT    SH/PRN   CALL
-------------------------------------------------------------------------------------------------------------
Globalstar Telecommunictns Ltd          COM           g3930h104     $      707         82,000     SH
Loral Space & Communications            COM           g56462107     $      121         19,700     SH
ACM Govt Secs Fd Inc                    COM           000914101     $      544         75,000     SH
ACM Govt Spectrum Fd Inc                COM           000917104     $      517         85,200     SH
AT&T Corp                               COM           001957109     $      587         20,000     SH
AXA Finl Inc                            COM           002451102     $      509         10,000     SH
Bestfoods                               COM           08658u101     $    1,120         15,400     SH
Big Dog Hldgs Inc                       COM           089128102     $      730        145,902     SH
CVB Finl Corp                           COM           126600105     $      345         20,531     SH
Cannondale Corp                         COM           137798104     $    2,928        544,801     SH
Capital Automotive REIT            COM SH BEN INT     139733109     $      214         16,500     SH
Center Tr Inc                           COM           151845104     $       84         14,000     SH
Chase Manhattan Corp New                COM           16161a108     $      924         20,000     SH
Dresdner RCM Glbl Stratgc Incm          COM           26157b101     $      227         35,000     SH
Dynegy Inc New                          CL A          26816q101     $    1,140         20,000     SH
El Paso Energy Corp Del                 COM           283905107     $      924         15,000     SH
El Paso Energy Partners L P             COM           28368b102     $      492         18,400     SH
Glacier Water Svcs Inc                  COM           376395109     $   12,014      1,022,493     SH
Glenborough Rlty Tr Inc            PFD CV SER A%      37803p204     $      722         42,500     SH
Hugoton Rty Tr Tex                  UNIT BEN INT      444717102     $    1,493         95,200     SH
Lucent Technologies Inc                 COM           549463107     $    1,681         55,000     SH
Meridian Resource Corp                  COM           58977q109     $   14,614      2,125,629     SH
Mexico Fd Inc                           COM           592835102     $      551         35,000     SH
Navigators Group Inc                    COM           638904102     $    2,496        234,884     SH
Nokia Corp                         SPONSORED ADR      654902204     $      796         20,000     SH
Plains All Amern Pipeline L P      UNIT LTD PARTN     726503105     $    4,247        219,200     SH
Plains Res Inc                     COM PAR $0.10      726540503     $   44,042      2,333,326     SH
Prime Retail Inc                   PFD CONV SER B     741570303     $      284         79,800     SH
Putnam Master Inter Income Tr        SH BEN INT       746909100     $      373         58,000     SH
Range Res Corp                          COM           75281a109     $      144         30,000     SH
Right Start Inc                       COM NEW         766574206     $    3,463      1,731,419     SH
Sports Club Inc                         COM           84917p100     $    2,733        683,200     SH
TC Pipelines LP                    UT COM LTD PRT     87233q108     $      306         15,600     SH
Texaco Inc.                             COM           881694103     $      787         15,000     SH
Ugly Duckling Corp                      COM           903512101     $      206         35,500     SH
Worldwide Dollarvest Fd Inc             COM           981564107     $       89         14,600     SH
                                                                    ----------
                                                                    $  102,326

          COLUMN 1                 COLUMN 6      COLUMN 7               COLUMN 8
-----------------------------------------------------------------------------------------
                                   INVESTMENT     OTHER              VOTING AUTHORITY
       NAME OF ISSUER              DISCRETION    MANAGERS       SOLE      SHARED     NONE
-----------------------------------------------------------------------------------------
Globalstar Telecommunictns Ltd       SOLE                      82,000
Loral Space & Communications         SOLE                      19,700
ACM Govt Secs Fd Inc                 SOLE                      75,000
ACM Govt Spectrum Fd Inc             SOLE                      85,200
AT&T Corp                            SOLE                      20,000
AXA Finl Inc                         SOLE                      10,000
Bestfoods                            SOLE                      15,400
Big Dog Hldgs Inc                    SOLE                     145,902
CVB Finl Corp                        SOLE                      20,531
Cannondale Corp                      SOLE                     544,801
Capital Automotive REIT              SOLE                      16,500
Center Tr Inc                        SOLE                      14,000
Chase Manhattan Corp New             SOLE                      20,000
Dresdner RCM Glbl Stratgc Incm       SOLE                      35,000
Dynegy Inc New                       SOLE                      20,000
El Paso Energy Corp Del              SOLE                      15,000
El Paso Energy Partners L P          SOLE                      18,400
Glacier Water Svcs Inc               SOLE                   1,022,493
Glenborough Rlty Tr Inc              SOLE                      42,500
Hugoton Rty Tr Tex                   SOLE                      95,200
Lucent Technologies Inc              SOLE                      55,000
Meridian Resource Corp               SOLE                   2,125,629
Mexico Fd Inc                        SOLE                      35,000
Navigators Group Inc                 SOLE                     234,884
Nokia Corp                           SOLE                      20,000
Plains All Amern Pipeline L P        SOLE                     219,200
Plains Res Inc                       SOLE                   2,333,326
Prime Retail Inc                     SOLE                      79,800
Putnam Master Inter Income Tr        SOLE                      58,000
Range Res Corp                       SOLE                      30,000
Right Start Inc                      SOLE                   1,731,419
Sports Club Inc                      SOLE                     683,200
TC Pipelines LP                      SOLE                      15,600
Texaco Inc.                          SOLE                      15,000
Ugly Duckling Corp                   SOLE                      35,500
Worldwide Dollarvest Fd Inc          SOLE                      14,600